Current and non-current provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in other provisions [abstract]
Other provisions, beginning balance	$ 82,753	$ 54,116
Additions	126,023	79,801
Utilization	(44,278)	(46,037)
Reversals	(10,994)	(5,127)
Unwinding of discount and effect in changes due to discount rate	(4,612)
Other provisions, ending balance	148,892	82,753
Other current provisions	74,907	44,042
Other non-current provisions	73,985	38,711
Warranties
Changes in other provisions [abstract]
Other provisions, beginning balance	64,087	34,305
Additions	100,389	68,081
Utilization	(25,239)	(33,332)
Reversals	(10,785)	(4,967)
Unwinding of discount and effect in changes due to discount rate	(4,612)
Other provisions, ending balance	123,840	64,087
Other current provisions	53,595	28,660
Other non-current provisions	70,245	35,427
Provision for employee benefits
Changes in other provisions [abstract]
Other provisions, beginning balance	7,628	5,128
Additions	16,647	6,867
Utilization	(8,608)	(4,207)
Reversals	(192)	(160)
Unwinding of discount and effect in changes due to discount rate	0
Other provisions, ending balance	15,475	7,628
Other current provisions	15,379	6,325
Other non-current provisions	96	1,303
Other provisions
Changes in other provisions [abstract]
Other provisions, beginning balance	11,038	14,683
Additions	8,987	4,853
Utilization	(10,431)	(8,498)
Reversals	(17)	0
Unwinding of discount and effect in changes due to discount rate	0
Other provisions, ending balance	9,577	11,038
Other current provisions	5,933	9,057
Other non-current provisions	$ 3,644	$ 1,981